Lines of Credit (Details Narrative) (IMAC Regeneration Center of St Louis, LLC) - IMAC Regeneration Center of St. Louis, LLC [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Line of credit	$ 150,000	$ 150,000
Line of credit, maturity date	Nov. 15, 2018	Nov. 15, 2018
Line of credit, interest rate	4.25%	4.25%